As filed with the Securities and Exchange Commission on March 13, 2019

Registration Nos. 333-119022; 811-21634

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

Access One Trust

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copies to:

Michael L. Sapir

ProFund Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copy to:

John Loder, Esq. c/o Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600	Richard F. Morris ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☒     immediately upon filing pursuant to paragraph (b)

☐      on (date) pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a)(1)

☐      On (date) pursuant to paragraph (a)(1)

☐      75 days after filing pursuant to paragraph (a)(2)

☐      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Access One Trust certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on March 13, 2019.

ACCESS ONE TRUST

/s/ Todd B. Johnson
Todd B. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Michael L. Sapir*	Trustee, Chairman	March 13, 2019
Michael L. Sapir

	/s/ Russell S. Reynolds, III*	Trustee	March 13, 2019
Russell S. Reynolds, III

	/s/ Michael C. Wachs*	Trustee	March 13, 2019
Michael C. Wachs

	/s/ William D. Fertig*	Trustee	March 13, 2019
William D. Fertig

	/s/ Todd B. Johnson	President	March 13, 2019
Todd B. Johnson

	/s/ Christopher E. Sabato	Treasurer	March 13, 2019
Christopher E. Sabato

*By:	/s/ Richard F. Morris
Richard F. Morris
As Attorney-in-fact
March 13, 2019

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase